Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Short-term borrowings and long-term debt
11.	Short-term borrowings and long-term debt
Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2020	2021
Unsecured loans:
with a weighted-average interest rate of 0.86%	91,725
with a weighted-average interest rate of 0.77%		58,659
Repurchase agreement:
with a weighted-average interest rate of 0.93%	567,194
with a weighted-average interest rate of 0.06%		917,792
Call money:
with a weighted-average interest rate of 0.13%	151,257
with a weighted-average interest rate of -0.03%		211,417

	810,176	1,187,868

At March 31, 2021, certain subsidiaries in the Financial Services segment pledged marketable securities and securities investments with a book value of 787,977 million yen as collateral for 917,792 million yen of short-term repurchase agreements. The repurchase agreement provides for net settlement upon a termination event.
At March 31, 2021, certain subsidiaries in the Financial Services segment pledged marketable securities and securities investments with a book value of 68,863 million yen as collateral for 59,500 million yen of secured call money.
In addition to the above, at March 31, 2021, certain subsidiaries in the Financial Services segment entered into securities-for-securities lending transactions, pursuant to which they pledged securities investments with a value of
 326,156
million yen as collateral and received marketable securities with a value of
 373,274
million yen as collateral. The amount of this received collateral was recorded in other current liabilities of the consolidated balance sheets for the debt of these transactions. The collateral received is permitted to be sold or repledged as collateral, but was not sold or pledged as of March 31, 2021.
Furthermore, certain subsidiaries in the Financial Services segment pledged marketable securities and securities investments with an aggregate book value of
12,769 million yen as collateral for cash settlements, variation margins of futures markets and certain other purposes.

Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2020	2021
Unsecured loans, representing obligations principally to banks:
Due 2020 to 2029, with interest rates ranging from 0.01 % to 5.10 % per annum	17,880
Due 2021 to 2030, with interest rates ranging from 0.01 % to 5.10 % per annum		238,196
Unsecured 0.23% bonds, due 2021	89,894	89,969
Unsecured 0.11% bonds, due 2022	10,000	10,000
Unsecured 1.41% bonds, due 2022	10,000	10,000
Unsecured 0.28% bonds, due 2023	15,000	15,000
Unsecured 0.13% bonds, due 2024	29,886	29,911
Unsecured 0.15% bonds, due 2024		9,971
Unsecured 0.22% bonds, due 2025	10,000	10,000
Unsecured 0.18% bonds, due 2026	10,000	10,000
Unsecured 0.20% bonds, due 2026		19,943
Unsecured 0.42% bonds, due 2026	24,923	24,935
Unsecured 0.30% bonds, due 2029	59,738	59,760
Unsecured zero coupon convertible bonds, due 2022:
Conversion price 4,996.0 yen per common share	119,531
Conversion price 4,982.5 yen per common share		41,189
Secured 0.00% loans, due 2022 to 2023	201,205
Secured 0.00% loans, due 2021 to 2026		240,019
Finance lease liabilities and other:
Due 2020 to 2050, with interest rates ranging from 0.01% to 12.59% per annum	56,350
Due 2021 to 2051, with interest rates ranging from 0.01% to 5.45% per annum		85,564
Guarantee deposits received	10,366	10,536

	664,773	904,993
Less — Portion due within one year	29,807	131,699

	634,966	773,294

At March 31, 2021, certain subsidiaries in the Financial Services segment pledged marketable securities and securities investments with a book value of 54,624 million yen and housing loans with a book value of 562,731 million yen as collateral for a 240,000 million yen long-term secured loan.
On July 21, 2015, Sony issued 120,000 million yen of 130% callable unsecured zero coupon convertible bonds with stock acquisition rights due 2022 (the “Zero Coupon Convertible Bonds”). The bondholders are entitled to stock acquisition rights effective from September 1, 2015 to
September 28, 2022. The initial conversion price was 5,008.0 yen per common share. In addition to the standard anti-dilution provisions, the conversion price is reduced for a certain period before an early redemption triggered upon the occurrence of certain corporate events
including a merger, corporate split and delisting event. The reduced amount of the conversion price will be determined by a formula that is based on the effective date of the reduction and Sony’s common stock price. The reduced conversion price ranges from 3,526.5 yen to 5,008.0 yen per common share. The conversion price is also adjusted for dividends in excess of 25 yen per common share per fiscal year. The conversion price has been adjusted to
 4,969.2
yen per common share since May 10, 2021 because the payment of the total annual dividend per common share for the fiscal year ended March 31, 2021 was
 55
yen, which is in excess of
 25
yen.
If each of the closing sales prices per share of Sony Group Corporation’s common stock on the Tokyo Stock Exchange for 20 consecutive trading days is
130%
or more of the conversion price of the Zero Coupon Convertible Bonds applicable on those trading days, subject to a public announcement of specified information within 15 days from the last day of those trading days
, on or after
 July 21, 2020, Sony has the option to redeem all of the Zero Coupon Convertible Bonds outstanding at  100% of the principal amount on the specified redemption day (which must be on or after the 30th day until the 60th day following the announcement day).
Sony was not required to bifurcate any of the embedded features contained in the Zero Coupon Convertible Bonds for accounting
purposes. There are no significant adverse debt covenants under the Zero Coupon Convertible Bonds.

Sony borrowed 322.5 billion yen in July 2020, and 74.0
billion yen in October 2020 from a Japanese private bank, in order to procure the funds necessary to acquire the common shares and the related stock acquisition rights not held by Sony of Sony Financial Holdings Inc. (“SFH”), a consolidated subsidiary of Sony, with the aim of making SFH a wholly-owned subsidiary of Sony. Sony fully repaid the outstanding balance of

396.5 billion yen by the end of March 2021.
In July 2020, in order to enhance liquidity, Sony executed an approximate 2 billion U.S. dollar bank loan from a group of lenders with eight- to ten-year
maturity terms in connection with Sony’s November 2018 acquisition of the remaining approximately
 60%
equity interest in DH Publishing, L.P., which owns EMI Music Publishing. This bank loan utilizes the Japan Bank for International Cooperation (“JBIC”) Facility, which was established to facilitate overseas mergers and acquisitions by Japanese companies. Approximately
60%, or 1.2 billion U.S. dollars, is from the JBIC Facility and borrowed in U.S. dollars and approximately 40%, or 86 billion yen (approximately 0.8 billion U.S. dollars), is from Japanese private banks and borrowed in yen. The terms of this loan agreement require accelerated repayment of the loan if Sony discontinues the acquired business.
There are no significant adverse debt covenants or cross-default provisions related to the other short-term borrowings and long-term debt.
Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2022	131,699
2023	106,626
2024	95,016
2025	188,572
2026	26,867
Later fiscal years	356,213

Total	904,993

At March 31, 2021, Sony had unused committed lines of credit amounting to 580,453 million yen and can generally borrow up to 180 days from the banks with whom Sony has committed line contracts. Furthermore, at March 31, 2021, Sony had commercial paper programs totaling 1,053,550 million yen. Sony can issue commercial paper for a period generally not in excess of 270 days up to the size of the programs.